UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27802
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy, Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end:  September 30

Date of reporting period: March 31, 2022

Item 1. REPORT TO STOCKHOLDERS.

(a)

Semi-Annual Report 2022
As of the Fiscal Period from October 1, 2021 through March 31, 2022
(Unaudited)

QCI Balanced Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the QCI Balanced Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The QCI Balanced Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the QCI Balanced Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Sector Rotation Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at https://docs.nottinghamco.com/QCI or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the QCI Balanced Fund:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

QCI Balanced Fund

Schedule of Investments
(Unaudited)

As of March 31, 2022
	Principal	Coupon Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 15.75%

Communication Services - 1.94%
Verizon Communications, Inc.	$ 840,000	4.125%	3/16/2027	$873,532
				873,532
Consumer Discretionary - 1.98%
Anheuser-Busch Cos. LLC	435,000	3.650%	2/1/2026	445,694
Lowe's Cos., Inc.	440,000	3.375%	9/15/2025	444,305
				889,999
Financials - 5.49%
Bank of America Corp. (a)	920,000	2.133%	2/5/2026	912,629
JP Morgan Chase & Co.	860,000	3.900%	7/15/2025	882,266
US Bancorp	665,000	3.600%	9/11/2024	676,599
				2,471,494
Industrials - 0.95%
Norfolk Southern Corp.	465,000	2.300%	5/15/2031	431,076
				431,076
Information Technology - 3.91%
Apple, Inc.	890,000	2.450%	8/4/2026	880,632
Microsoft Corp.	855,000	3.300%	2/6/2027	878,825
				1,759,457
Utilities - 1.48%
Duke Energy Corp.	685,000	2.650%	9/1/2026	667,952
				667,952

Total Corporate Bonds (Cost $7,530,626)				7,093,510

FEDERAL AGENCY OBLIGATIONS - 14.12%
Federal Home Loan Mortgage Corp.	1,910,000	0.250%	6/26/2023	1,868,935
Federal Home Loan Mortgage Corp.	1,090,000	3.250%	11/16/2028	1,136,510
Federal National Mortgage Association	1,650,000	2.625%	9/6/2024	1,657,177
Federal National Mortgage Association	1,745,000	1.875%	9/24/2026	1,696,315

Total Federal Agency Obligations (Cost $6,536,023)				6,358,937

UNITED STATES TREASURY NOTES - 8.76%
United States Treasury Note	2,520,000	2.375%	8/15/2024	2,514,684
United States Treasury Note	1,425,000	1.625%	11/15/2022	1,428,006

Total United States Treasury Notes (Cost $4,043,365)				3,942,690

MUNICIPAL BONDS - 1.94%
New York State Urban Development Corp.	750,000	3.270%	3/15/2028	751,290
New York State Urban Development Corp.	120,000	3.320%	3/15/2029	120,438

Total Municipal Bonds (Cost $862,855)				871,728

				(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2022
					Value (Note 1)

REAL ESTATE INVESTMENT TRUST - 0.51%

Real Estate - 0.51%				Shares
	Americold Realty Trust			8,216	$229,062

	Total Real Estate Investment Trust (Cost $273,596)				229,062

PREFERRED STOCK - 1.04%
		Dividend	Maturity
Utilities - 1.04%		Rate	Date	Shares
	NextEra Energy, Inc.	6.219%	9/1/2023	8,928	469,077

	Total Preferred Stock (Cost $443,450)				469,077

COMMON STOCKS - 49.61%

Communication Services - 4.73%				Shares
*	Alphabet, Inc. - Class C			250	698,248
	QUALCOMM, Inc.			1,500	229,230
*	The Walt Disney Co.			3,761	515,859
	Verizon Communications, Inc.			13,481	686,722
					2,130,059
Consumer Discretionary - 9.81%
*	Amazon.com, Inc.			431	1,405,038
*	Booking Holdings, Inc.			232	544,840
	Johnson & Johnson			3,800	673,474
	McDonald's Corp.			1,715	424,085
	Starbucks Corp.			4,213	383,257
	The Home Depot, Inc.			1,000	299,330
	The TJX Cos., Inc.			6,004	363,722
	United Parcel Services, Inc.			1,503	322,333
					4,416,079
Consumer Staples - 3.53%
	Constellation Brands, Inc.			1,501	345,710
	PepsiCo, Inc.			2,000	334,760
	The Procter & Gamble Co.			2,842	434,258
	Walmart, Inc.			3,177	473,119
					1,587,847
Energy - 2.03%
	Chevron Corp.			2,019	328,754
	Enbridge, Inc.			4,460	205,561
	NextEra Energy, Inc.			4,500	381,195
					915,510

					(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2022
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Financials - 10.47%
	Bank of America Corp.	11,711	$482,727
*	Berkshire Hathaway, Inc. - Class B	1,585	559,362
	Chubb Ltd.	1,343	287,268
	Crowdstrike Holdings	1,552	352,428
	JP Morgan Chase & Co.	3,333	454,355
	Manning & Napier, Inc.	98,688	899,048
	Mastercard, Inc.	799	285,547
	PNC Financial Services	1,640	302,498
	Regions Financial Co.	15,338	341,424
	Roche Holding AG	7,962	393,402
	Wells Fargo & Co.	7,373	357,296
			4,715,355
Health Care - 3.73%
	Abbott Laboratories Corp.	2,600	307,736
*	Exact Sciences Corp.	1,747	122,150
*	Illumina, Inc.	761	265,893
*	Incyte Corp.	3,987	316,648
	United Health Group, Inc.	500	254,985
	Zoetis, Inc.	2,175	410,183
			1,677,595
Industrials - 6.08%
	Exxon Mobil Corp.	3,835	316,733
	General Dynamics Corp.	1,025	247,210
	Pioneer Natural Resources Co.	2,046	511,561
*	Southwest Airlines Co.	9,988	457,450
*	The Boeing Co.	4,741	907,902
*	The LS Starrett Co.	5,150	39,604
	Volkswagen AG	10,512	259,331
			2,739,791
Information Technology - 9.23%
	Adobe Systems, Inc.	1,097	499,815
	Apple, Inc.	6,237	1,089,043
	Meta Platforms, Inc.	2,074	461,175
	Microsoft Corp.	2,768	853,402
	NVIDIA Corp.	1,749	477,232
*	ServiceNow, Inc.	600	334,134
	Taiwan Semiconductor	1,682	175,365
	Universal Display Co.	1,588	265,117
			4,155,283

	Total Common Stocks (Cost $16,659,310)		22,337,519
			(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2022
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 6.29%
Fixed Income - 2.54%
Schwab US TIPS ETF		18,826	$1,142,926
			1,142,926
Mortgage-Backed - 3.75%
Vanguard Mortgage-Backed Securities ETF		33,748	1,690,775
			1,690,775

Total Exchange-Traded Products (Cost $2,887,079)			2,833,701

Total Value of Investments (Cost $39,236,304) - 98.02%			$44,136,224

Other Assets Less Liabilities - 1.98%			890,785

Net Assets - 100.00%			$45,027,009
* Non-income producing investment
(a) Floating interest rate
Summary of Investments
by Sector	% of Net
	Assets	Value
Corporate Bonds:
Communication Services	1.94%	$ 873,532
Consumer Discretionary	1.98%	889,999
Financials	5.49%	2,471,494
Industrials	0.95%	431,076
Information Technology	3.91%	1,759,457
Utilities	1.48%	667,952
Federal Agency Obligations	14.12%	6,358,937
United States Treasury Notes	8.76%	3,942,690
Municipal Bonds	1.94%	871,728
Real Estate Investment Trust:
Real Estate	0.51%	229,062
Preferred Stock:
Utilities	1.04%	469,077
Common Stocks:
Communication Services	4.73%	2,130,059
Consumer Discretionary	9.81%	4,416,079
Consumer Staples	3.53%	1,587,847
Energy	2.03%	915,510
Financials	10.47%	4,715,355
Health Care	3.73%	1,677,595
Industrials	6.08%	2,739,791
Information Technology	9.23%	4,155,283
Exchange-Traded Products:
Fixed Income	2.54%	1,142,926
Mortgage-Backed	3.75%	1,690,775
Other Assets Less Liabilities	1.98%	890,785
Total Net Assets	100.00%	$ 45,027,009
See Notes to Financial Statements

QCI Balanced Fund

Statement of Assets and Liabilities
(Unaudited)

As of March 31, 2022

Assets:
Investments, at value (cost $39,236,304)	$44,136,224
Receivables:
Investments sold	1,269,757
Fund shares sold	20
Dividends and interest	72,905
Prepaid expenses:
Registration and filing fees	12,214
Compliance fees	1,866
Trustee fees and meeting expenses	1,464
Shareholder fulfillment fees	10

Total assets	45,494,460

Liabilities:
Cash	321,333
Payables:
Fund shares purchased	105,977
Accrued expenses:
Advisory fees	17,577
Professional fees	14,108
Custody fees	4,828
Administration fees	1,554
Insurance expenses	642
Transfer agent fees	490
Miscellaneous expenses	451
Security pricing fees	430
Fund accounting fees	61

Total liabilities	467,451

Net Assets	$45,027,009

Net Assets Consist of:
Paid in Interest	$35,001,233
Distributable Earnings	10,025,776

Total Net Assets	$45,027,009
Institutional Class Shares Outstanding, no par value (unlimited authorized shares)	3,780,178
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$11.91

See Notes to Financial Statements

QCI Balanced Fund

Statement of Operations
(Unaudited)

For the fiscal period ended March 31, 2022

Investment Income:
Dividends (net of foreign withholding tax $7,074)	$270,310
Interest	142,675

Total Investment Income	412,985

Expenses:
Advisory fees (Note 2)	203,490
Administration fees (Note 2)	32,065
Registration and filing fees	16,340
Fund accounting fees (Note 2)	16,294
Professional fees	18,182
Transfer agent fees (Note 2)	10,804
Custody fees (Note 2)	8,018
Shareholder fulfillment expenses	8,372
Compliance service fees (Note 2)	6,570
Trustee fees and meeting expenses (Note 3)	4,368
Security pricing fees	4,732
Miscellaneous expenses (Note 2)	2,184
Insurance fees	1,922
Interest expense	602

Total Expenses	333,943

Fees waived by the Advisor (Note 2)	(59,195)

Net Expenses	274,748

Net Investment Income	138,236

Realized and Unrealized Gain (Loss) on Investments

Net realized gain from investment transactions	6,378,186

Net change in unrealized depreciation on investments	(6,145,112)

Net Realized and Unrealized Gain on Investments	233,074

Net Increase in Net Assets Resulting from Operations	$371,310

See Notes to Financial Statements

QCI Balanced Fund

Statements of Changes in Net Assets
	March 31,	September 30,
For the fiscal year or period ended	2022 (a)	2021

Operations:
Net investment income	$146,375	$330,214
Net realized gain from investment transactions	6,378,186	6,736,579
Long-term capital gain distributions from underlying funds	-	417
Net change in unrealized appreciation (depreciation) on investments	(6,145,111)	2,097,902

Net Increase in Net Assets Resulting from Operations	379,450	9,165,112

Distributions to Shareholders	(7,857,800)	(4,042,068)

Decrease in Net Assets Resulting from Distributions	(7,857,800)	(4,042,068)

Beneficial Interest Transactions:
Shares sold	4,873,988	5,502,834
Reinvested dividends and distributions	7,857,800	4,030,676
Shares repurchased	(25,250,245)	(18,310,855)

Decrease in Net Assets from Beneficial Interest Transactions	(12,518,457)	(8,777,345)

Net Increase (Decrease) in Net Assets	(19,996,807)	(3,654,301)

Net Assets:
Beginning of period	65,023,816	68,678,117
End of period	$45,027,009	$65,023,816

Institutional Share Class Information:	Shares	Shares
Shares sold	369,734	$415,708
Reinvested distributions	635,744	313,827
Shares repurchased	(1,960,512)	(1,353,204)

Net Decrease in Shares of Beneficial Interest	(955,034)	(623,669)

(a) Unaudited.

See Notes to Financial Statements

QCI Balanced Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during each	March 31,		September 30,
of the fiscal years or period ended	2022	(f)	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$13.73		$12.82	$11.93	$12.81	$11.68

Income from Investment Operations:
Net investment income (b)	0.04		0.06	0.11	0.15	0.12
Net realized and unrealized gain
on securities	0.05		1.61	0.99	0.27	1.13

Total from Investment Operations	0.09		1.67	1.10	0.42	1.25

Less Distributions to Shareholders:
Net investment income	(0.04)		(0.06)	(0.11)	(0.24)	(0.12)
Net realized gains	(1.86)		(0.70)	(0.10)	(1.06)	-

Total from Distributions to Shareholders	(1.90)		(0.76)	(0.21)	(1.30)	(0.12)

Net Asset Value, End of Period	$11.91		$13.73	$12.82	$11.93	$12.81

Total Return (e)	0.10%	(h)	13.50%	9.38%	4.38%	10.76%

Net Assets, End of Period (in thousands)	$45,027		$65,024	$68,678	$63,339	$63,474

Ratios of:
Interest Expense to Average Net Assets	0.00%	(i)	-	-	-	-
Gross Expenses to Average Net Assets (a)(d)	1.18%	(g)(j)	1.11%	1.15%	1.17%	1.14%
Net Expenses to Average Net Assets (a)	0.97%	(g)(j)	0.97%	0.97%	0.97%	1.00%
Net Investment Income to Average Net Assets (a)(c)	0.49%	(g)(j)	0.46%	0.92%	1.29%	0.99%

Portfolio turnover rate	11.71%	(h)	31.83%	47.81%	48.59%	43.92%

(a)	Does not include expenses of the investment companies in which the Fund invests.
(b) Calculated using average shares method.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(e)
Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Had the Advisor not waived a portion of its fees, total returns would have been lower.

(f) Unaudited.
(g) Annualized.
(h) Not annualized.
(i) Less than 0.01% per share.
(j) Includes interest expense.

See Notes to Financial Statements

QCI Balanced Fund

Notes to Financial Statements (Unaudited)

As of March 31, 2022

1.  Organization and Significant Accounting Policies

The QCI Balanced Fund (the “Fund”) is a series of the Starboard Investment Trust (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is a separate, diversified series of the Trust and commenced operations on January 30, 2014. The investment objective of the Fund is to balance current income and principal conservation with the opportunity for long-term growth.  The Fund seeks to achieve its investment objective by investing in a diverse portfolio of corporate, agency, and U.S. Government fixed income securities, preferred stock, common stock of primarily large and mid-capitalization issuers, and derivative securities.  Allocation to equity and fixed income securities will range from 25%-75% of assets.
The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.

Investment Valuation
The Fund’s investments in securities are carried at fair value. Securities that are listed on a securities exchange are valued at the last quoted sales price provided by a third1party pricing service at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund. Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price. Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price. Options are valued at the mean of the last quoted bid and ask prices at the time of valuation. Foreign securities listed on foreign exchanges are valued with quotations from the primary market in which they trade and are translated from the local currency into U.S. dollars. Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value. Instruments with maturities in excess of sixty days are valued at prices provided by a third-party pricing source. Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
(Continued)

QCI Balanced Fund

Notes to Financial Statements (Unaudited)

As of March 31, 2022

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2022 for the Fund’s assets measured at fair value:

QCI Balanced Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Corporate Bonds*	$7,093,510	$-	$7,093,510	$-
Federal Agency Obligations	6,358,937	-	6,358,937	-
United States Treasury Notes	3,942,690	-	3,942,690	-
Municipal Bonds	871,728	-	871,728	-
Real Estate Investment Trust	229,062	229,062	-	-
Preferred Stock	469,077	469,077	-	-
Common Stocks*	22,337,519	22,337,519	-	-
Exchange-Traded Products*	2,833,701	2,833,701	-	-
Total Assets	$44,136,224	$25,869,359	$18,266,865	$-

 *    Refer to the Schedule of Investments for industry classification.
(a)	The Fund held no Level 3 securities during the fiscal period ended March 31, 2022.

Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.  These amounts can be found on the Statement of Operations.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed annually by the Board of Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income (if any), quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.
(Continued)

QCI Balanced Fund

Notes to Financial Statements (Unaudited)

As of March 31, 2022

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to NorthCrest Asset Management, LLC (the “Advisor”) calculated at the annual rate of 0.72% of the Fund’s average daily net assets.

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 0.97% of the average daily net assets of the Fund.  The current term of the Expense Limitation Agreement remains in effect until January 31, 2023.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.  The Advisor cannot recoup any amounts previously waived or reimbursed.

For the fiscal period ended March 31, 2022, $203,490 in advisory fees were incurred, and $59,195 of fees were waived by the Advisor.

Administrator
The Fund pays a monthly fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee to procure and pay the Fund’s custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. The Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $350 per month. As of March 31, 2022, the Administrator received $2,184 in miscellaneous reporting expenses.

(Continued)

QCI Balanced Fund

Notes to Financial Statements (Unaudited)

As of March 31, 2022

A breakdown of the fees is provided in the following table:

Administration Fees*		Custody Fees*		Fund Accounting Fees (minimum monthly)	Fund Accounting Fees (asset- based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $200 million	0.020%	$2,250	0.01%	$150 per state
Next $250 million	0.080%	Over $200 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
Next $1 billion	0.040%
Over $2 billion	0.030%

The Fund incurred $32,065 in administration fees, $8,018 in custody fees, and $16,294 in fund accounting fees for the fiscal period ended March 31, 2022.

Compliance Services
The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer.  The Nottingham Company, Inc. is entitled to receive customary fees from the Fund for its services pursuant to the Compliance Services Agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive customary fees from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Fund pursuant to the Distributor’s fee arrangements with the Fund.

3.   Trustees and Officers

The Trust is governed by the Board of Trustees, which is responsible for the management and supervision of the Fund.  The Trustees meet periodically throughout the year to review contractual agreements with companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Each Trustee who is not an “interested person” of the Trust or the Advisor within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustee”) receives $2,000 per series per year, $200 per meeting attended, and $500 per series per special meeting related to contract renewal issues.  The Trust reimburses each Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings. Additional fees were incurred during the year as special meetings were necessary in addition to the regularly scheduled meetings of the Board of Trustees.

Certain officers of the Trust may also be officers of the Administrator.

(Continued)

QCI Balanced Fund

Notes to Financial Statements (Unaudited)

As of March 31, 2022

4.   Purchases and Sales of Investment Securities

For the fiscal period ended March 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term and government securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$ 5,403,325	$25,646,672

Purchases of Government Securities	Proceeds from Sales of Government Securities
$ -	$ 1,350,274

5.   Risk Considerations

General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities held by the Fund may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Common Stocks. The Fund’s investments in common stocks, both directly and indirectly through the Fund’s investment in shares of other investment companies, may fluctuate in value response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.

Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Investment Advisor Risk. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.

Small-Cap and Mid-Cap Securities Risk. The Fund may invest in securities of small-cap and mid-cap companies, which involve greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of these types of companies have limited market liquidity, and their prices may be more volatile. You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Fixed Income Risk. To the extent the Fund or an ETF in which the Fund invests holds fixed income securities, the Fund will be directly or indirectly subject to the risks associated with fixed income investments. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are more volatile, so the average maturity or duration of these securities affects risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. The lower the rating of a debt security, the greater its risks. In addition, these risks are often magnified for securities rated below investment grade, often referred to as “junk bonds,” and adverse changes in economic conditions or market perception are likely to cause issuers of these securities to be unable to meet their obligations to repay principal and interest to investors.

Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s fixed income securities and preferred stocks, especially bonds with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.
(Continued)

QCI Balanced Fund

Notes to Financial Statements (Unaudited)

As of March 31, 2022

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Fund may more heavily invest will vary; however, the Fund will invest less than 25% of its assets in any one industry or group of industries.

COVID-19 Risk. The outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many countries or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. As such, issuers of debt securities with operations, productions, offices, and/or personnel in (or other exposure to) areas affected with the virus may experience significant disruptions to their business and/or holdings.  The potential impact on the credit markets may include market illiquidity, defaults and bankruptcies, among other consequences, particularly on issuers in the airline, travel and leisure and retail sectors.  The extent to which COVID-19 will affect the Fund, the Fund’s service providers’ and/or issuer’s operations and results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 and the actions taken to contain COVID-19. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events. If there is a significant decline in the value of the Fund’s portfolio, this may impact the Fund’s asset coverage levels for certain kinds of derivatives and other portfolio transactions. The duration of the COVID-19 outbreak and its impact on the global economy cannot be determined with certainty.

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Derivative Risk. The value of derivative instruments, such as options used by the Fund, is derived from the value of an underlying asset, interest rate, or index. Derivatives, including options used by the Fund, involve risks different from direct investments in the underlying securities (imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid).

Junk Bonds Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risks than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.
(Continued)

QCI Balanced Fund

Notes to Financial Statements (Unaudited)

As of March 31, 2022

Preferred Stock Risk. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Risks Related to Investing in Other Investment Companies. The Fund’s investments in other investment companies, including ETFs and mutual funds, will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolio of such investment companies and the value of the Fund’s investment will fluctuate in response to the performance of such portfolio. Shareholders in the Fund will indirectly bear fees and expenses charged by the ETFs and mutual funds in which the Fund invests in addition to the Fund’s direct fees and expenses. These types of investments by the Fund could affect the timing, amount, and character of distributions and therefore may increase the amount of taxes payable by shareholders.

6.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the Fund’s tax positions taken on federal income tax returns for the open tax years/period ended from September 30, 2018 through September 30, 2021, and during the fiscal period ended March 31, 2022, and determined the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the open tax years, the Fund did not incur any interest or penalties.

Distributions during the fiscal year/period ended were characterized for tax purposes as follows:

Distributions from
For the Fiscal Year/Period Ended	Ordinary Income	Long-Term Capital Gains
03/31/2022	$ 910,801	$ 6,946,999
09/30/2021	$ 330,071	$ 3,711,997

 At March 31, 2022, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$ 39,236,304

Unrealized Appreciation	$ 6,304,205
Unrealized Depreciation	(1,404,284)
Net Unrealized Appreciation	$ 4,899,921

7.  Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.
(Continued)

QCI Balanced Fund

Notes to Financial Statements (Unaudited)

As of March 31, 2022

8.  Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of March 31, 2022, Charles Schwab held 35.28% of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab are also owned beneficially.

9.   Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

QCI Balanced Fund

Additional Information (Unaudited)

As of March 31, 2022

1.	Proxy Voting Policies and Voting Record

A copy of the Advisor’s Proxy and Corporate Action Voting Policies and Procedures is included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  The Fund’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.  You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal period ended March 31, 2022.

During the fiscal period ended March 31, 2022, the Fund paid $910,801 in income distributions and $6,946,999 in long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2021 through March 31, 2022.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
(Continued)

QCI Balanced Fund

Additional Information (Unaudited)

As of March 31, 2022

Institutional Class Shares	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,001.00	$4.84
	$1,000.00	$1,020.09	$4.89
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 0.97%, multiplied by 181/365 (to reflect the one-half year period).

QCI Balanced Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	NorthCrest Asset Management, LLC
116 South Franklin Street	28 Liberty Street
Post Office Drawer 4365	New York, New York 10005
Rocky Mount, North Carolina 27803

Telephone: 800-773-3863	Telephone: 585-218-2060

World Wide Web @: ncfunds.com	World Wide Web @: ncfunds.com

(b) Not applicable.

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11.	CONTROLS AND PROCEDURES.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
Date: June 8, 2022	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: June 8, 2022	Katherine M. Honey President and Principal Executive Officer

/s/ Ashley H. Lanham
Date: June 8, 2022	Ashley H. Lanham Treasurer, Principal Accounting Officer, and Principal Financial Officer